Earnings (loss) per share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (loss) per share

Note 4 – Earnings (loss) per share

The calculation of basic earnings (loss) per share is based on the income attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares in issue for the years ended December 31, 2021, 2020 and 2019.

Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential common shares outstanding during the respective periods. The 13,600,000 Class A ordinary shares exercisable from warrants issued pursuant to the Warrant Inducement Offering and the 7,000,000 Class A ordinary shares exercisable from warrants issued pursuant to the March 2021 Offering (as defined below) are not included in the calculation of diluted earnings (loss) per share because they are anti-dilutive for the year ended December 31, 2021. All potential ordinary shares were anti-dilutive for the years ended December 31, 2020 and 2019 as the Company had net losses in the respective year. These ordinary shares could potentially dilute basic earnings (loss) per share in the future.

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	Years ended December 31,
	2021	2020	2019
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation	$4,430,941	$(30,675,420)	$(42,403,369)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Basic earnings (loss) per share	$0.02	$(0.25)	$(0.38)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	$4,430,941	$(30,675,420)	$(42,403,369)

Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Adjusted for:
- incremental shares issuable related to warrants issued	150,394	-	-
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	177,865,730	121,941,226	111,771,000

Diluted earnings (loss) per share	$0.02	$(0.25)	$(0.38)